BALANCES AND TRANSACTIONS WITH KEY OFFICERS AND CERTAIN SHAREHOLDERS (Schedule of Benefits to Key Officers) (Details) - Key officers [Member] $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($) Officers	Dec. 31, 2018 USD ($) Officers	Dec. 31, 2017 USD ($) Officers
Disclosure of transactions between related parties [line items]
Salary and related benefits	$ 1,960	$ 1,976	$ 1,673
Share-based compensation	1,070	669	959
Benefits to key executive personnel	$ 3,030	$ 2,645	$ 2,632
Number of people that received salary and benefits | Officers	8	10	7